SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Details of Company's Associate	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Associates [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Details of Company's Associate [Line Items]
Name of associate	New Pacific Metals Corp. (“NUAG”)
Principal activity	Mining
Country of incorporation	Canada
Proportion of ownership interest held	28.20%	28.60%
Associates One [Member]
SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Details of Company's Associate [Line Items]
Name of associate	Whitehorse Gold Corp. (“WHG”)
Principal activity	Mining
Country of incorporation	Canada
Proportion of ownership interest held	29.30%	27.00%